DECHERT
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                                   May 4, 2001


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                       Re: Pilgrim GNMA Income Fund, Inc.
                           (File Nos. 2-48906 and 811-2401)
                           Lexington Money Market Trust
                           (File Nos. 2-57547 and 811-2701)
                           Pilgrim Equity Trust
                           (File Nos. 333-56881 and 811-8817)
                           Pilgrim SmallCap Opportunities Fund
                           (File Nos. 33-0847 and 811-4434)
                           Pilgrim Growth Opportunities Fund
                           (File Nos. 33-0849 and 811-4431)
                           Pilgrim Growth and Income Fund, Inc.
                           (File Nos. 2-14767 and 811-0865)

                                   ----------


Dear Sir or Madam:

     On behalf of each of the above-captioned registrants ("Registrants"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that (i) the forms of Prospectus and Statement of Additional Information that the Registrants would have filed pursuant to Rule 497(c) would not have differed from those filed on April 30, 2001, as part of the Registrants' most recent registration statements, and (ii) the text of the Registrants' most recent registration statements was filed electronically on April 30, 2001.

     No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (202) 261-3321 or Karen L. Anderberg at (202) 261-3384.

                                Very truly yours,

                                /s/ Chris Christian